INVESTMENTS - Investment in debt instruments designated as at FVTPL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Carrying amount of investments for debt instrument at FVTPL, beginning balance	$ 6,093
Carrying amount of investments for debt instrument at FVTPL, ending balance	3,767	$ 6,093
BioConnection Investments B.V.
Disclosure of associates [line items]
Carrying amount of investments for debt instrument at FVTPL, beginning balance	6,093	6,827
Fair value changes	(2,051)	(930)
Currency translation	(275)	196
Carrying amount of investments for debt instrument at FVTPL, ending balance	$ 3,767	$ 6,093